Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Condensed Income Statements Captions [Line Items]
Total revenues	$ 5,960	$ 7,540
Cost and Expenses:
Cost of goods sold	4,716	5,877
Selling, general and administrative expenses	567	752
Research and development expenses	190	257
Restructuring expenses	12	12
Interest expense	284	311
Interest compensation to Financial Services	0
Other, net	100	112
Total Costs and Expenses	5,869	7,321
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	91	219
Income taxes	77	143
Equity income of unconsolidated subsidiaries and affiliates	9	25
Net Income	23	101
Net income attributable to noncontrolling interests	1	1
Net income attributable to CNH Industrial N.V.	22	100
CNH Industrial N.V. [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	373	522
Cost and Expenses:
Cost of goods sold	315	453
Selling, general and administrative expenses	29	27
Research and development expenses	3	4
Restructuring expenses	0
Interest expense	45	45
Interest compensation to Financial Services	2	3
Other, net	14	25
Total Costs and Expenses	408	557
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(35)	(35)
Income taxes	2	(10)
Equity income of unconsolidated subsidiaries and affiliates	59	125
Net Income	22	100
Net income attributable to noncontrolling interests	0
Net income attributable to CNH Industrial N.V.	22	100
Case New Holland Industrial Inc. [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	3	2
Cost and Expenses:
Cost of goods sold	0
Selling, general and administrative expenses	0
Research and development expenses	0
Restructuring expenses	0
Interest expense	61	56
Interest compensation to Financial Services	0
Other, net	(4)
Total Costs and Expenses	57	56
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(54)	(54)
Income taxes	(21)	(22)
Equity income of unconsolidated subsidiaries and affiliates	57	200
Net Income	24	168
Net income attributable to noncontrolling interests	0
Net income attributable to CNH Industrial N.V.	24	168
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	2,290	3,162
Cost and Expenses:
Cost of goods sold	1,885	2,478
Selling, general and administrative expenses	117	166
Research and development expenses	70	95
Restructuring expenses	3	2
Interest expense	36	34
Interest compensation to Financial Services	44	46
Other, net	39	22
Total Costs and Expenses	2,194	2,843
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	96	319
Income taxes	29	74
Equity income of unconsolidated subsidiaries and affiliates	79	83
Net Income	146	328
Net income attributable to noncontrolling interests	0
Net income attributable to CNH Industrial N.V.	146	328
All Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	4,540	5,541
Cost and Expenses:
Cost of goods sold	3,495	4,465
Selling, general and administrative expenses	421	559
Research and development expenses	117	158
Restructuring expenses	9	10
Interest expense	363	295
Interest compensation to Financial Services	0
Other, net	51	65
Total Costs and Expenses	4,456	5,552
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	84	(11)
Income taxes	67	101
Equity income of unconsolidated subsidiaries and affiliates	41	44
Net Income	58	(68)
Net income attributable to noncontrolling interests	1	1
Net income attributable to CNH Industrial N.V.	57	(69)
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	(1,246)	(1,687)
Cost and Expenses:
Cost of goods sold	(979)	(1,519)
Selling, general and administrative expenses	0
Research and development expenses	0
Restructuring expenses	0
Interest expense	(221)	(119)
Interest compensation to Financial Services	(46)	(49)
Other, net	0
Total Costs and Expenses	(1,246)	(1,687)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	0
Income taxes	0
Equity income of unconsolidated subsidiaries and affiliates	(227)	(427)
Net Income	(227)	(427)
Net income attributable to noncontrolling interests	0
Net income attributable to CNH Industrial N.V.	$ (227)	$ (427)